Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000005520 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000005520 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005520 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005520 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005520 | CVS Health
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005520 | SBA Tower Trust
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005520 | Santander Bank Auto Credit-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005520 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005520 | CarMax Auto Owner Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005520 | Volkswagen Group of America Finance
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005520 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000005520 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005520 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000005520 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000005520 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005520 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005520 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005520 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000005520 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005521 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000005521 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005521 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005521 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005521 | CVS Health
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005521 | SBA Tower Trust
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005521 | Santander Bank Auto Credit-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005521 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005521 | CarMax Auto Owner Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005521 | Volkswagen Group of America Finance
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005521 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000005521 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005521 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000005521 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000005521 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005521 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005521 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005521 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000005521 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.90%